INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax Disclosure
Note 11 Income Taxes
Provision for income taxes for the three months ended March 31, 2022 was $2 thousand, resulting in an effective tax rate for the period of 0.0%. The Company had a minimal effective tax rate as a result of the continued generation of net operating losses (“NOLs”) offset by a full valuation allowance recorded on such NOLs as the Company determined it is more-likely-than-not
that the Company’s NOLs will not be utilized.
Provision for income taxes for the three months ended March 31, 2021 was $28 thousand, resulting in an effective tax rate for the period of 0.0%. The Company had a minimal effective tax rate as a result of the continued generation of NOLs offset by a full valuation allowance recorded on such NOLs as the Company determined it is more-likely-than-not
that the Company’s NOLs will not be utilized. The remainder of the Company’s provision for income taxes was related to the Company’s foreign subsidiary.

Note 11 Income Taxes
The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. The effect on deferred tax assets and liabilities of a change in tax laws is recognized in the results of operations in the period the new laws are enacted. A valuation allowance is recorded to reduce the carrying amount of deferred tax assets to the estimated realization amount.
The Company recognizes positions taken or expected to be taken in a tax return in the consolidated financial statements when it is more-likely-than-not
(i.e., a likelihood of more than 50%) that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit with greater than 50% likelihood of being realized upon ultimate settlement. The Company records liabilities for positions that have been taken but do not meet the more-likely-than-not
recognition threshold. The Company includes interest and penalties associated with unrecognized tax benefits as income tax expense and as a component of the recorded balance of unrecognized tax benefits, which are reflected in other liabilities or net of related tax loss carryforwards in the consolidated balance sheets. The Company did not have any unrecognized tax benefits as of December 31, 2021 and 2020.
The CARES Act was signed into law in March 2020 and includes several significant business income tax provisions that, among other things, would eliminate the taxable income limit for certain net operating losses (“NOLs”) and allow businesses to carry back NOLs arising in 2018, 2019 and 2020 to the five prior years, accelerate refunds of previously generated corporate alternative minimum tax credits, generally loosen the business interest limitation under Internal Revenue Code (“IRC”) Section 163(j) from 30 percent to 50 percent among other technical corrections included in the Tax Cuts and Jobs Act of 2017. In connection with the CARES Act, the Company benefited from the five-year carryback rule which allowed the Company to carryback a portion of its NOLs to the 2015 and 2016 tax years. The other provisions of the CARES Act did not have a material impact on the Company.
Significant components of loss before income taxes for the periods presented were as follows:

	Years Ended December 31,
(in thousands)	2021	2020
United States	$(140,563)	$(10,727)
Foreign	1,619	88

Loss before income taxes	$(138,944)	$(10,639)

Significant components of provision for (benefit from) income taxes for the periods presented were as follows:

	Years Ended December 31,
(in thousands)	2021	2020
Current:
Federal	$(5)	$(186)
State	2	2
Foreign	41	—

Current income tax expense (benefit)	38	(184)

Deferred:
Federal	—	—
State	—	—
Foreign	—	—

Deferred income tax benefit	—	—

Provision for (benefit from) income taxes	$38	$(184)

The reconciliation between the provision for (benefit from) income taxes and the amount computed at the statutory U.S. federal income tax rate for the periods presented was as follows:

	Years Ended December 31,
(in thousands)	2021	2020
Income taxes computed at the U.S. federal statutory rate	$(29,178)	$(2,234)
State and local income taxes, net of federal benefit	(2,960)	(616)
Permanent differences	18,417	83
Change in valuation allowance	14,548	3,055
Federal refunds	(5)	(186)
Other, net	(784)	(286)

Provision for (benefit from) income taxes	$38	$(184)

The components of the Company’s net deferred tax assets for the periods presented were as follows:

	December 31,
(in thousands)	2021	2020
Deferred tax assets:
Share-based compensation	$670	$552
Property, plant and equipment	95	52
Disallowed interest	2,194	715
Legal accrual	224	230
Reserve for anticipated losses on contracts	224	540
Net operating losses	25,109	13,695
Accrued liabilities	2,011	226

Total deferred tax assets	30,527	16,010

Valuation allowance	(30,046)	(15,498)

Deferred tax assets, net of valuation allowance	$481	$512

Deferred tax liabilities:
Deferred financing costs	$—	$(512)
Warrants and derivatives	(481)	—
Total deferred tax liabilities	(481)	(512)

Net deferred tax assets	$—	$—

The valuation allowance for deferred tax assets relates to the uncertainty of the utilization of U.S. federal, state and foreign deferred tax assets. In evaluating the Company’s ability to recover its deferred tax assets, the Company considers all available positive and negative evidence, which include its past operating results, the existence of cumulative losses in the most recent years, and its forecast of future taxable income. In estimating future taxable income, the Company develops assumptions related to the amount of future pre-tax
operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates the Company is using to manage its underlying businesses. The Company believes that it is more-likely-than-not
that it will not generate sufficient future taxable income to realize its deferred tax assets. Accordingly, the Company has recorded a full valuation allowance as of December 31, 2021 and 2020.
The change in the valuation allowance for deferred tax assets for the periods presented was as follows:

	Years Ended December 31,
(in thousands)	2021	2020
Beginning balance	$(15,498)	$(12,443)
Change in valuation allowance	(14,548)	(3,055)

Ending balance	$(30,046)	$(15,498)

As of December 31, 2021 and 2020, the Company had federal NOL carryforwards of $91 million and $47 million, respectively. Federal NOL carryforwards generated during 2017 totaled $1 million and will expire in 2037. The remainder of the Company’s federal NOL carryforwards were generated beginning in 2018 and can be carried forward indefinitely and used to offset up to 80% of future taxable income for future tax years. As a result of the CARES Act, federal NOL carryforwards generated during 2018, 2019 and 2020 can be carried back five years and offset 100% of taxable income. Accordingly, the Company carried back certain federal NOL carryforwards to the 2015 and 2016 tax years and recognized a benefit of approximately $186 thousand during 2020.
IRC Section 382 generally limits NOL and tax credit carryforwards following an ownership change, which occurs when one or more five percent shareholder increases its ownership, in aggregate, by more than 50 percentage points over the lowest percentage of stock owned by such shareholder at any time during the “testing period” (generally three years). Accordingly, the Company’s ability to utilize remaining NOL and tax credit carryforwards may be significantly restricted upon a change in ownership.
As of December 31, 2021 and 2020, the Company had state NOL carryforwards of $76 million and $48 million, respectively. The state NOL carryforwards begin to expire in 2038.
As of December 31, 2021 and 2020, the Company’s foreign NOL carryforwards were not material. The foreign NOL carryforwards can be carried forward indefinitely and used to offset up to 80% of future taxable income for future tax years.
The Company files income tax returns for U.S. federal and various state jurisdictions and in Italy for its foreign subsidiary. The income tax returns are subject to audit by the taxing authorities. These audits may culminate in proposed assessments which may ultimately result in a change to the estimated income taxes. The following is a summary of open tax years by jurisdiction:

Jurisdiction	Years Open to Audit
Federal	2018 - 2020
State	2017 - 2020
Italy	2016 - 2020